Prepaid and Other Assets - Summary of Prepaid Expenses and Other Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Deposits	$ 4,906	$ 1,734
Prepaid Expenses	5,598	3,695
Other Receivables	4,036	0
Total Prepaid Expenses and Other Receivables	$ 14,540	$ 5,429	$ 3,331